Gain on Troubled Debt Restructuring (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on troubled debt restructuring	$ 96,495		$ 4,645		$ 10,510
Industrial Suppliers
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on troubled debt restructuring			4,645	[1]	10,510	[1]
Offshore Creditors | Preferred Stock
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Legal fees and other direct cost	15,664	[2]
Gain on troubled debt restructuring	83,787	[2]	0	[2]	0	[2]
Offshore Creditors | Other Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Legal fees and other direct cost	418	[2]
Gain on troubled debt restructuring	$ 12,708	[2]	$ 0	[2]	$ 0	[2]

[1]	Gain on troubled debt restructuring with suppliers The Group has entered into various agreements with its suppliers to restructure its payables due to the financial difficulties the Group has been experiencing. Under these agreements, the suppliers agreed to give fixed discounts and the Group agreed to settle the outstanding payables (after discounts) according to a pre-determined payment schedule or through an asset transfer. The Group recognized gains on trouble debt restructuring with suppliers, amounting to US$ 10,510, US$ 4,645 and US$ nil, in "Gain on trouble debt restructuring" in the Group's consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively.
[2]	Gain on troubled debt restructuring with offshore creditors Due to the Company's financial difficulties, the Company was not able to honor its payment obligation of: • the Preferred Shares; • the Senior Notes; and • payables due to one offshore creditor (collectively the "Offshore Debts").